Derivative financial instruments - Summary of financial assets and financial liabilities measured and recognised at fair value (Detail) ₺ in Thousands, € in Thousands, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TRY (₺)	Dec. 31, 2024 TRY (₺)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)
Disclosure of financial assets and liabilities measured at fair value
Derivative financial assets held for trading, Fair value	₺ 1,728,869	₺ 2,571,151
Derivative financial liabilities held for trading, Fair value	(1,532,645)	(656,192)
Cross currency swap contracts April 2026
Disclosure of financial assets and liabilities measured at fair value
Derivative financial assets held for trading, Fair value	₺ 165,858	₺ 358,574
Maturity, derivatives held for trading	April 2026	April 2026
Cross currency swap contracts April 2026 | Sell
Disclosure of financial assets and liabilities measured at fair value
Derivative financial assets held for trading, Notional amount	₺ 21,774	₺ 43,386
Cross currency swap contracts April 2026 | Buy
Disclosure of financial assets and liabilities measured at fair value
Derivative financial assets held for trading, Notional amount | ¥			¥ 33,696			¥ 67,141
Cross currency swap contracts January 2032
Disclosure of financial assets and liabilities measured at fair value
Derivative financial assets held for trading, Fair value	50,808
Derivative financial liabilities held for trading, Fair value	₺ (17,197)
Maturity, derivatives held for trading	January 2032
Cross currency swap contracts January 2032 | Sell
Disclosure of financial assets and liabilities measured at fair value
Derivative financial assets held for trading, Notional amount | €				€ 84,980
Derivative financial liabilities held for trading, Notional amount | €				86,022
Cross currency swap contracts January 2032 | Buy
Disclosure of financial assets and liabilities measured at fair value
Derivative financial assets held for trading, Notional amount | $					$ 100,000
Derivative financial liabilities held for trading, Notional amount | $					100,000
Cross currency swap contracts November 2025
Disclosure of financial assets and liabilities measured at fair value
Derivative financial assets held for trading, Fair value		₺ 148,750
Maturity, derivatives held for trading		November 2025
Cross currency swap contracts November 2025 | Sell
Disclosure of financial assets and liabilities measured at fair value
Derivative financial assets held for trading, Notional amount		₺ 30,920
Cross currency swap contracts November 2025 | Buy
Disclosure of financial assets and liabilities measured at fair value
Derivative financial assets held for trading, Notional amount | $								$ 4,000
Currency Forward Contracts April 2026
Disclosure of financial assets and liabilities measured at fair value
Derivative financial assets held for trading, Fair value	₺ 585,444
Maturity, derivatives held for trading	April 2026
Currency Forward Contracts April 2026 | Sell
Disclosure of financial assets and liabilities measured at fair value
Derivative financial assets held for trading, Notional amount | $					706,000
Currency Forward Contracts April 2026 | Buy
Disclosure of financial assets and liabilities measured at fair value
Derivative financial assets held for trading, Notional amount	₺ 31,166,880
Currency Forward Contract February 2025 - December 2025
Disclosure of financial assets and liabilities measured at fair value
Derivative financial assets held for trading, Fair value		₺ 371,558
Maturity, derivatives held for trading		February 2025 - December 2025
Currency Forward Contract February 2025 - December 2025 | Sell
Disclosure of financial assets and liabilities measured at fair value
Derivative financial assets held for trading, Notional amount | $								107,500
Currency Forward Contract February 2025 - December 2025 | Buy
Disclosure of financial assets and liabilities measured at fair value
Derivative financial assets held for trading, Notional amount		₺ 5,101,275
Currency Forward Contract November 2025
Disclosure of financial assets and liabilities measured at fair value
Derivative financial assets held for trading, Fair value		₺ 45,151
Maturity, derivatives held for trading		November 2025
Currency Forward Contract November 2025 | Sell
Disclosure of financial assets and liabilities measured at fair value
Derivative financial assets held for trading, Notional amount | €							€ 10,000
Currency Forward Contract November 2025 | Buy
Disclosure of financial assets and liabilities measured at fair value
Derivative financial assets held for trading, Notional amount		₺ 534,373
Currency Forward Contract January 2026 - April 2026
Disclosure of financial assets and liabilities measured at fair value
Derivative financial liabilities held for trading, Fair value	₺ (501,452)
Maturity, derivatives held for trading	January 2026 - April 2026
Currency Forward Contract January 2026 - April 2026 | Sell
Disclosure of financial assets and liabilities measured at fair value
Derivative financial liabilities held for trading, Notional amount	₺ 29,964,478
Currency Forward Contract January 2026 - April 2026 | Buy
Disclosure of financial assets and liabilities measured at fair value
Derivative financial liabilities held for trading, Notional amount | $					681,000
Currency Forward Contract March 2026 - November 2026
Disclosure of financial assets and liabilities measured at fair value
Derivative financial liabilities held for trading, Fair value	₺ (17,949)
Maturity, derivatives held for trading	March 2026 - November 2026
Currency Forward Contract March 2026 - November 2026 | Sell
Disclosure of financial assets and liabilities measured at fair value
Derivative financial liabilities held for trading, Notional amount	₺ 1,955,265
Currency Forward Contract March 2026 - November 2026 | Buy
Disclosure of financial assets and liabilities measured at fair value
Derivative financial liabilities held for trading, Notional amount | €				39,000
Currency Forward Contract January 2025 - December 2025
Disclosure of financial assets and liabilities measured at fair value
Derivative financial liabilities held for trading, Fair value		₺ (451,776)
Maturity, derivatives held for trading		January 2025 - December 2025
Currency Forward Contract January 2025 - December 2025 | Sell
Disclosure of financial assets and liabilities measured at fair value
Derivative financial liabilities held for trading, Notional amount		₺ 11,900,200
Currency Forward Contract January 2025 - December 2025 | Buy
Disclosure of financial assets and liabilities measured at fair value
Derivative financial liabilities held for trading, Notional amount | $								297,500
Currency Swap Contract January 2026
Disclosure of financial assets and liabilities measured at fair value
Derivative financial assets held for trading, Fair value	₺ 8,458
Maturity, derivatives held for trading	January 2026
Currency Swap Contract January 2026 | Sell
Disclosure of financial assets and liabilities measured at fair value
Derivative financial assets held for trading, Notional amount | $					14,110
Currency Swap Contract January 2026 | Buy
Disclosure of financial assets and liabilities measured at fair value
Derivative financial assets held for trading, Notional amount | ¥			¥ 100,000
Currency Swap Contract February 2025
Disclosure of financial assets and liabilities measured at fair value
Derivative financial assets held for trading, Fair value		42,143
Derivative financial liabilities held for trading, Fair value		₺ (7,749)
Maturity, derivatives held for trading		February 2025
Currency Swap Contract February 2025 | Sell
Disclosure of financial assets and liabilities measured at fair value
Derivative financial assets held for trading, Notional amount | €							22,343
Derivative financial liabilities held for trading, Notional amount | $								16,750
Currency Swap Contract February 2025 | Buy
Disclosure of financial assets and liabilities measured at fair value
Derivative financial assets held for trading, Notional amount | ¥						170,006
Derivative financial liabilities held for trading, Notional amount | ¥						¥ 120,943
Currency Swap Contract January 2025
Disclosure of financial assets and liabilities measured at fair value
Derivative financial liabilities held for trading, Fair value		₺ (12,563)
Maturity, derivatives held for trading		January 2025
Currency Swap Contract January 2025 | Sell
Disclosure of financial assets and liabilities measured at fair value
Derivative financial liabilities held for trading, Notional amount | $								10,822
Currency Swap Contract January 2025 | Buy
Disclosure of financial assets and liabilities measured at fair value
Derivative financial liabilities held for trading, Notional amount | €							10,103
Currency Swap Contract January 2026 - March 2026
Disclosure of financial assets and liabilities measured at fair value
Derivative financial liabilities held for trading, Fair value	₺ (917,163)
Maturity, derivatives held for trading	January 2026 - March 2026
Currency Swap Contract January 2026 - March 2026 | Sell
Disclosure of financial assets and liabilities measured at fair value
Derivative financial liabilities held for trading, Notional amount	₺ 26,137,244
Currency Swap Contract January 2026 - March 2026 | Buy
Disclosure of financial assets and liabilities measured at fair value
Derivative financial liabilities held for trading, Notional amount | $					570,000
Participating cross currency swap contracts one April 2026
Disclosure of financial assets and liabilities measured at fair value
Derivative financial assets held for trading, Fair value	₺ 178,666
Maturity, derivatives held for trading	April 2026
Participating cross currency swap contracts one April 2026 | Sell
Disclosure of financial assets and liabilities measured at fair value
Derivative financial assets held for trading, Notional amount	₺ 155,335
Participating cross currency swap contracts one April 2026 | Buy
Disclosure of financial assets and liabilities measured at fair value
Derivative financial assets held for trading, Notional amount | €				26,169
Participating cross currency swap contracts two April 2026
Disclosure of financial assets and liabilities measured at fair value
Derivative financial assets held for trading, Fair value	₺ 267,744
Maturity, derivatives held for trading	April 2026
Participating cross currency swap contracts two April 2026 | Sell
Disclosure of financial assets and liabilities measured at fair value
Derivative financial assets held for trading, Notional amount	₺ 218,682
Participating cross currency swap contracts two April 2026 | Buy
Disclosure of financial assets and liabilities measured at fair value
Derivative financial assets held for trading, Notional amount | $					38,247
Participating cross currency swap contracts April 2026
Disclosure of financial assets and liabilities measured at fair value
Derivative financial liabilities held for trading, Fair value	₺ (31,548)	₺ (137,035)
Maturity, derivatives held for trading	April 2026	April 2026
Participating cross currency swap contracts April 2026 | Sell
Disclosure of financial assets and liabilities measured at fair value
Derivative financial liabilities held for trading, Notional amount	₺ 21,002	₺ 92,134
Participating cross currency swap contracts April 2026 | Buy
Disclosure of financial assets and liabilities measured at fair value
Derivative financial liabilities held for trading, Notional amount					3,355		20,040
Participating cross currency swap contracts October 2025 To April 2026
Disclosure of financial assets and liabilities measured at fair value
Derivative financial assets held for trading, Fair value		₺ 874,329
Maturity, derivatives held for trading		October 2025 - April 2026
Participating cross currency swap contracts October 2025 To April 2026 | Sell
Disclosure of financial assets and liabilities measured at fair value
Derivative financial assets held for trading, Notional amount		₺ 756,826
Participating cross currency swap contracts October 2025 To April 2026 | Buy
Disclosure of financial assets and liabilities measured at fair value
Derivative financial assets held for trading, Notional amount | €							136,499
Participating cross currency swap contracts November 2025 To April 2026
Disclosure of financial assets and liabilities measured at fair value
Derivative financial assets held for trading, Fair value		₺ 634,001
Maturity, derivatives held for trading		November 2025 - April 2026
Participating cross currency swap contracts November 2025 To April 2026 | Sell
Disclosure of financial assets and liabilities measured at fair value
Derivative financial assets held for trading, Notional amount		₺ 547,821
Participating cross currency swap contracts November 2025 To April 2026 | Buy
Disclosure of financial assets and liabilities measured at fair value
Derivative financial assets held for trading, Notional amount | $								91,894
Interest swap contract April 2026 to April 2033
Disclosure of financial assets and liabilities measured at fair value
Derivative financial assets held for trading, Fair value	₺ 471,891	₺ 96,645
Maturity, derivatives held for trading	April 2026 - April 2033	April 2026 - April 2033
Interest swap contract April 2026 to April 2033 | Sell
Disclosure of financial assets and liabilities measured at fair value
Derivative financial assets held for trading, Notional amount | $					563,032			82,171
Interest swap contract April 2026 to April 2033 | Buy
Disclosure of financial assets and liabilities measured at fair value
Derivative financial assets held for trading, Notional amount | $					563,032			82,171
Interest swap contract April 2026
Disclosure of financial assets and liabilities measured at fair value
Derivative financial liabilities held for trading, Fair value		₺ (876)
Maturity, derivatives held for trading		April 2026
Interest swap contract April 2026 | Sell
Disclosure of financial assets and liabilities measured at fair value
Derivative financial liabilities held for trading, Notional amount | $								26,740
Interest swap contract April 2026 | Buy
Disclosure of financial assets and liabilities measured at fair value
Derivative financial liabilities held for trading, Notional amount | $								$ 26,740
Option contract February 2026
Disclosure of financial assets and liabilities measured at fair value
Derivative financial liabilities held for trading, Fair value	₺ (47,271)
Maturity, derivatives held for trading	February 2026
Option contract February 2026 | Sell
Disclosure of financial assets and liabilities measured at fair value
Derivative financial liabilities held for trading, Notional amount	₺ 1,059,000
Option contract February 2026 | Buy
Disclosure of financial assets and liabilities measured at fair value
Derivative financial liabilities held for trading, Notional amount | $					$ 25,000
Option contract January 2026
Disclosure of financial assets and liabilities measured at fair value
Derivative financial liabilities held for trading, Fair value	₺ (65)
Maturity, derivatives held for trading	January 2026
Option contract January 2026 | Sell
Disclosure of financial assets and liabilities measured at fair value
Derivative financial liabilities held for trading, Notional amount | €				15,000
Option contract January 2026 | Buy
Disclosure of financial assets and liabilities measured at fair value
Derivative financial liabilities held for trading, Notional amount | €				€ 15,000
Option contract November 2025
Disclosure of financial assets and liabilities measured at fair value
Derivative financial liabilities held for trading, Fair value		₺ (46,193)
Maturity, derivatives held for trading		November 2025
Option contract November 2025 | Sell
Disclosure of financial assets and liabilities measured at fair value
Derivative financial liabilities held for trading, Notional amount		₺ 500,000
Option contract November 2025 | Buy
Disclosure of financial assets and liabilities measured at fair value
Derivative financial liabilities held for trading, Notional amount | €							€ 10,000